Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.5	$ 0.8